ACQUISITIONS AND DIVESTITURES (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in income (loss) from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	(U.S. Dollars in thousands)
Revenues, net	$297,505	$301,572	$587,795	$596,454
Cost of sales	(265,091)	(294,212)	(526,621)	(582,939)
Gross profit	32,414	7,360	61,174	13,515
Selling, marketing, general and administrative expenses	(10,952)	(13,627)	(22,469)	(27,804)
Transaction and other operating costs	(259)	(5,319)	(714)	(6,819)
Loss on asset sales	—	—	(221)	—
Operating income (loss) from discontinued operations	21,203	(11,586)	37,770	(21,108)
Other income, net	876	353	885	406
Net interest income (expense)[1]	(217)	(2,967)	(1,653)	(3,206)
Income (loss) from discontinued operations before income taxes	21,862	(14,200)	37,002	(23,908)
Income tax benefit (expense)	10,279	2,803	(11,003)	(2,069)
(Income) loss from discontinued operations attributable to noncontrolling interests	(123)	(41)	(32)	33
Income (loss) from discontinued operations, net of income taxes	$32,018	$(11,438)	$25,967	$(25,944)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the estimated allocated interest expense related to the estimated portion of Term Loan A and Term Loan B required to be repaid if the Vegetables exit process occurs. As of June 30, 2024, it is estimated that there will be no minimum prepayment on Term Loan A and Term Loan B.

	June 30, 2024	December 31, 2023

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$1,238	$1,425
Current receivables, net[1]	82,916	15,633
Inventories, net	26,136	35,266
Prepaid expenses and other current assets	8,048	5,724
Property, plant and equipment, net	237,576	230,292
Operating lease right-of-use assets	109,039	107,390
Other noncurrent assets	19,463	18,727
Total Fresh Vegetables assets held for sale	$484,416	$414,457
LIABILITIES
Accounts payable	$69,519	$69,998
Accrued and other current liabilities	74,845	82,019
Operating lease liabilities	75,161	87,477
Deferred income tax liabilities	38,247	34,005
Other long-term liabilities	17,854	17,843
Total Fresh Vegetables liabilities held for sale	$275,626	$291,342
1As of June 30, 2024, the Fresh Vegetables division was not participating in the third-party trade receivables sales arrangements with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.”